Disclosures on Financial Instruments - Disclosure on Detailed Financials Instruments Designated as Hedging Instrument in Cashflow Hedge (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 GBP (£)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 251.5		₨ 18,387.3		₨ (20,671.8)
Nominal amounts	22,628.2		1,654,336.7		1,788,483.5
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated in hedge relationship	230.6		16,858.0		(22,862.6)
Between 1-5 years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (2.8)		(207.6)
Average strike rate	71.44
Nominal amounts	$ 259.3		18,957.5		0.0
Later than five years [Member] | Interest Rate Swap Linked To LIBOR [member]
Disclosure of detailed information about financial instruments [line items]
>5 years	237.5	$ 237.5
>5 years	$ (20.9)		(1,529.3)		(2,190.8)
>5 years	2.86%	2.86%
Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 69.3		5,066.4		6,549.9
Average strike rate	83.52	83.5200
Nominal amounts	$ 537.5		39,299.7		44,882.9
U.S. dollar [Member] | Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amounts | ₨					177,952.0	₨ 165,182.1
U.S. dollar [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 188.1		13,752.9		(14,684.9)
Average strike rate	0.7596	0.7229
Nominal amounts	$ 3,905.1
U.S. dollar [Member] | Between 1-5 years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (6.7)		(489.7)
Average strike rate	1.30	0.0000
Nominal amounts	$ 100.0		7,312.0
U.S. dollar [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 236.9		17,322.6		(17,771.6)
Average strike rate	0.7654	0.7649
Nominal amounts	$ 4,267.5		311,993.7		476,839.4
U.S. dollar [Member] | Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 10.3		752.7		5,295.3
Average strike rate	0.7592	0.7592
Nominal amounts	$ 523.2		38,252.8		35,507.8
Chinese Renminbi [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 17.2		1,259.2		(5,518.5)
Average strike rate	0.1098	0.1086
Nominal amounts	$ 2,270.6		166,000.0		149,748.9
Chinese Renminbi [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 14.7		1,073.4		(1,870.7)
Average strike rate	0.1088	0.1096
Nominal amounts	$ 866.4		63,340.3		111,212.6
Euro [Member] | Non Derivatives [Member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
>5 years | £				£ 625.0
>5 years	0.0
Euro [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (188.2)		(13,758.8)		93.5
Average strike rate	0.9069	0.9109
Nominal amounts	$ 3,715.0		271,605.5		246,463.7
Euro [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (112.0)		(8,191.9)		(1,590.1)
Average strike rate	0.9010	0.9101
Nominal amounts	$ 2,617.9		191,395.0		316,521.1
Euro [Member] | Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (18.9)		(1,380.6)		290.8
Average strike rate	0.8912	0.8912
Nominal amounts	$ 614.2		44,902.6		41,680.4
Other currencies [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	33.7		2,462.6		4,793.2
Nominal amounts	1,676.7		122,580.6		84,648.8
Other currencies [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	10.2		748.5		3,647.8
Nominal amounts	1,166.5		85,284.3		115,795.8
India, Rupees [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (0.3)		(22.7)		93.5
Average strike rate	72.4030	0.0000
Nominal amounts	$ 108.3		₨ 7,914.2		₨ 0.0